Interest Rate Swap Agreements (Tables)	9 Months Ended
Sep. 30, 2015
Interest Rate Swap Agreements
Table summarizing interest rate swaps

				Fair Value Asset (Liability) at
Notional	Fixed	Effective	Maturity	September 30,	December 31,	December 31,
Value	Rate	Date	Date	2015	2014	2013
$ 25,631,841	3.91%	8/29/2012	8/29/2016	$—	$—	$(193,101)
44,410,270	4.16	8/1/2012	5/31/2018	—	—	381,621
20,469,463	4.28	11/1/2013	5/31/2018	—	—	73,940
13,240,301	3.99	11/5/2012	6/30/2017	(99,899)	(13,033)	3,717
17,489,457	4.11	10/23/2014	10/23/2016	(82,261)	(55,372)	–
70,000,000	4.02	12/24/2014	12/24/2018	(1,353,127)	(289,808)	–
12,500,000	3.74	2/4/2014	1/31/2016	—	(19,091)	—
25,000,000	3.79	4/13/2015	4/13/2019	(280,598)	—	—
50,000,000	4.24	10/1/2015	10/1/2022	(584,992)	—	—
				$(2,400,877)	$(377,304)	$266,177

Table summarizing results of sensitivity analysis

		Effects of Change in Interest Rates
Date Entered (1)	Maturity Date	+50 Basis Points	-50 Basis Points	+100 Basis Points	-100 Basis Points
December 2014	12/24/2018	$(313,735)	$(2,485,124)	$757,714	$(3,439,361)
February 2015	4/13/2019	134,725	(717,860)	555,361	(1,098,235)
August 2015	10/1/2022	997,634	(2,310,667)	2,569,936	(3,930,503)
(1)

The Fund E, Fund C and Fund F interest rate swap agreements have been excluded from this analysis as the agreements were terminated in connection with the repayment of the secured indebtedness as a result of the Partnership’s August 18, 2015 and November 19, 2015 acquisitions.